Securities and Exchange Commission
                     Washington, D.C.  20549
                           FORM N-SAR
                       Semi-Annual Report
               For Registered Investment Companies




 Report for fiscal year ending:  12/31/97

 Is this a transition report? (Y/N)  No

 Is this an amendment to a previous filing? (Y/N)  No




 1.   A.  Registrant Name:  Dean Witter Select Corporate Trust

      B.  File Number:  811-3876

      C.  Telephone Number:  (212) 392-1724


 2.   A.  Two World Trade Center
          New York, NY 10048


 3.   Is this the first filing on this form? (Y/N)

           No

 4.   Is this the last filing on this form by Registrant? (Y/N)

           No

 5. Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is "Y" (Yes) complete only items 89 through 110.]

           No


 6.   Is Registrant a unit investment trust (UIT)? (Y/N)
      [If answer is "Y" (Yes) complete only items 111 through 132.]

           Yes

 For perod ending:  12/31/97

 File Number:  811-3876



 118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933.

           2



 119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.

           0


 120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted).

           0

 121. State the number of series for which a current prospectus was in existence at the end of the period.

           0

 122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period.

 For period ending:  12/31/97

 File number:  811-3876



 123. State the total value of the additional units considered in answering item 122 ($000's).

           0


 124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted).

           $ 0


 125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant (000's omitted).

           $ 0


 126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted).

           $ 0



 127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                          Number of           Total Assets        Total Income
                          Series              ($000's             Distributions
                          Investing           omitted)            ($000's
                                                                  omitted)


 A. U.S. Treasury
    direct issue


 B. U.S. Government
    agency


 C. State and municipal
    tax-free


 D. Public utility debt


 E. Brokers or dealers
    debt or debt of
    brokers' or dealers'
    parent


 F. All other corporate   2                   $ 1,154             130

    intermed. & long-term
    debt


 G. All other corporate
    short-term debt


 H. Equity securities of
    brokers or dealers or
    parents of brokers or
    dealers


 I. Investment company
    equity securities


 J. All other equity
    securities


 K. Other securities
    -Treas & MF

 L. Total assets of all
    series of registrant       2              $ 1,154             $ 130

 For period ending:  12/31/97

 File number:   811-3876



 128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) [If answer is "N" (No), go to item 131.]

           No


 129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
      [If answer is "N" (No), go to item 131.]



 130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)



 131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted).

           $ 24


 132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

           None

                                 SIGNATURES


 This report is signed on behalf of the registrant in the City of New York in the State of New York on the 25th day of February, 1998.

                                         Dean Witter Reynolds, Inc.

                                         By:     Michael D. Browne
                                         Name:   Michael D. Browne
                                         Title:  First Vice President




 Witness: John T. Pavick
 Name:    John T. Pavick
 Title:   Vice President